UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05240

Selected Capital Preservation Trust
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       June 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS

                                                                Selected Funds

                                                                Semi-Annual

                                                                Report

                                                                June 30, 2004












SELECTING QUALITY COMPANIES FOR THE LONG TERM(TM)





                         Selected American Shares

                          Selected Special Shares          [SELECTED FUNDS LOGO]

                   Selected Daily Government Fund

                                TABLE OF CONTENTS

Shareholder Letter.............................................................2

Management's Discussion and Analysis:
     Selected American Shares..................................................3
     Selected Special Shares...................................................4

Fund Overview:
     Selected American Shares..................................................7
     Selected Special Shares...................................................8
     Selected Daily Government Fund............................................9

Schedule of Investments:
     Selected American Shares.................................................10
     Selected Special Shares..................................................15
     Selected Daily Government Fund...........................................19

Statements of Assets and Liabilities..........................................21

Statements of Operations......................................................23

Statements of Changes in Net Assets...........................................24

Notes to Financial Statements.................................................26

Financial Highlights:
     Selected American Shares.................................................33
     Selected Special Shares..................................................35
     Selected Daily Government Fund...........................................37

Directors and Officers........................................................39

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition we produce a semi-annual Research Report. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, SelectedFunds.com, or by calling 1-800-243-1575.

NEW LOWER COST SHARES

As we previously advised you, effective May 1, 2004, the existing shares of each of the Selected Funds were renamed Class S shares. These shares are appropriate for all shareholders that have chosen to invest in the Selected Funds through an intermediary. A new class of shares, called Class D shares, was created and are appropriate for all shareholders who have chosen to invest directly with Selected Funds rather than through an intermediary. Class D shares are substantially identical to Class S shares with one important exception. The Class D shares' annual expense ratio is lower, as Class D shares do not incur a 12b-1 fee.

Please carefully read the Selected Funds' prospectus, dated May 1, 2004, which further describes the Class D shares and note that a minimum account balance of $10,000 in the respective Selected Fund is required to convert from the existing Class S shares to Class D shares. A conversion from one class to another class in the same fund will not be a taxable event. If you would like your shares to be transferred into the lower cost Class D shares, you should call Selected Funds shareholder services at 1-800-243-1575 Monday through Friday, 9 am to 6 pm Eastern Time.


Sincerely,


/s/ James J. McMonagle              /s/ Christopher C. Davis


James J. McMonagle                  Christopher C. Davis
Chairman                            President

August 6, 2004

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended June 30, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 3.44%. U.S. economic activity, as measured by the gross domestic product, continued its positive trend during the first three months of the period as the economy continued to improve. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, but then rose over the final three months of the period. This combination resulted in an uncertain market in which the S&P 500(R) Index was unable to breakout of a narrow trading range. Davis Selected Advisers' investment strategy is driven by individual stock selection in which we attempt to construct an "all-weather" Fund which is not optimized to a single set of economic conditions.

SELECTED AMERICAN SHARES

PERFORMANCE OVERVIEW

Selected American Shares' Class S shares returned 4.28% for the six-month period ended June 30, 2004(2), compared with a return of 3.44% for the Standard & Poor's 500(R) Index(1).

The Fund's large holdings in financial services companies, and their strong performance through the six-month period, were an important contributor to the Fund's performance. The Fund's technology holdings which, while representing only a small portion of the Fund, performed much stronger than other technology companies included in the benchmark, increasing relative performance. The Fund's consumer product holdings reduced the Fund's relative performance.

The principal holdings contributing to performance were(3): Tyco International(4), a diversified manufacturing company, American Express, a financial services company, and American International Group, a multi-line insurance company. All three companies are among the Fund's top ten holdings. Tyco International increased by 25.16%, American Express increased by 6.94%, and American International Group increased by 7.73% over the six months ended June 30, 2004.

The principal detractors from performance were: Altria Group, a consumer products company, Comcast, a cable television company, and Julius Baer, an investment firm. Altria Group is among the Fund's top ten holdings. Altria Group decreased by 5.59% and Julius Baer decreased by 16.18% over the six months ended June 30, 2004. Comcast decreased by 20.02% since being purchased in January 2004.

We have built a Fund which is quite different in composition from the S&P 500(R) Index. The Fund's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We are strong supporters of long-term buy-and-hold investing.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

SELECTED SPECIAL SHARES

PERFORMANCE OVERVIEW

Selected Special Shares' Class S shares returned 2.99% for the six-month period ended June 30, 2004(2), compared with a return of 3.93% for the Dow Jones Wilshire 5000 Index(1).

The Fund's largest sector weightings were in retailing, electronics, and energy. The performance of the Fund's holdings in the retailing and electronic sectors proved to be disappointing, under-performing the Dow Jones Wilshire 5000 Index by significant margins. Strong returns in the Fund's medical instrument, financial services, and diversified companies were not enough to raise the Fund's investment performance above the Dow Jones Wilshire 5000 Index.

The principal holdings contributing to performance were(3): Premcor(4), an energy company, Tyco International, a diversified manufacturing company, and Apogent Technologies, a medical instrument company. Premcor and Tyco International are among the Fund's top ten holdings. Premcor increased by 44.23%, Tyco International increased by 25.16%, and Apogent Technologies increased by 38.89% over the six months ended June 30, 2004.

The principal detractors from performance were: Tiffany & Co., a retailing company, Rentokil Initial, a diversified commercial services company, and Reynolds & Reynolds, an information processing company. Tiffany & Co. is among the Fund's top ten holdings. Tiffany & Co., decreased by 18.24% and Reynolds & Reynolds decreased by 19.76% over the six months ended June 30, 2004. Rentokil Initial decreased by 22.61% since being purchased in January 2004.

The Fund's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We are strong supporters of long-term buy-and-hold investing.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares' investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk,
(2) company risk, (3) headline risk, and (4) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares' investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk,
(3) small and medium capitalization risk, (4) headline risk, and (5) selection risk. See the prospectus for a full description of each risk.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for Class S shares for the periods ended June 30, 2004. Returns for other classes of shares will vary from the following returns.

----------------------------------------------------------------------------------------
FUND NAME                           6-MONTH*       1 YEAR        5 YEARS        10 YEARS
----------------------------------------------------------------------------------------
Selected American Shares S            4.28%        22.31%         2.65%          14.40%
----------------------------------------------------------------------------------------
Selected Special Shares S             2.99%        24.76%         2.17%          11.37%
----------------------------------------------------------------------------------------

*Non-annualized

As of May 1, 2004 all of the Funds' outstanding shares were reclassified as Class S shares and Class D shares were newly issued. See the prospectus for a description of Class S and Class D shares.

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Selected Funds Shareholder Services at 1-800-243-1575.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(3) A company or sector's contribution to the Fund's performance is a product both of its appreciation or depreciation and it's weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Fund's holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS
FUND OVERVIEW
SELECTED AMERICAN SHARES, INC.
At June 30, 2004 (Unaudited)

================================================================================


          PORTFOLIO MAKEUP                            SECTOR WEIGHTINGS
       (% OF FUND NET ASSETS)                       (% OF STOCK HOLDINGS)
-------------------------------------            -------------------------------
            [PIE CHART]                                     [PIE CHART]
         [GRAPHIC OMITTED]                               [GRAPHIC OMITTED]
Common Stocks                   96.2%             Energy                    7.4%
Short Term Investments,                           Food & Restaurants        3.9%
  Other Assets & Liabilities     3.8%             Banks and Savings
                                                    & Loans                16.2%
                                                  Industrial                3.2%
                                                  Consumer Products         4.9%
                                                  Other                     8.8%
                                                  Cable Television          2.9%
                                                  Financial Services       18.5%
                                                  Pharmaceutical and
                                                    Health Care             3.8%
                                                  Retailing                 4.0%
                                                  Technology                3.4%
                                                  Diversified               5.2%
                                                  Insurance                17.8%


TOP 10 HOLDINGS
STOCK                                         SECTOR                                  % OF FUND NET ASSETS
----------------------------------------------------------------------------------------------------------
American Express Co.                          Financial Services                             6.81%
American International Group, Inc.            Multi-Line Insurance                           5.29%
Altria Group, Inc.                            Consumer Products                              4.75%
Tyco International Ltd.                       Diversified Manufacturing                      4.55%
Berkshire Hathaway Inc., Class A              Property/Casualty Insurance                    4.55%
HSBC Holdings PLC                             Banks and Savings & Loan Associations          3.53%
Bank One Corp.*                               Banks and Savings & Loan Associations          3.38%
Citigroup Inc.                                Financial Services                             3.29%
Progressive Corp. (Ohio)                      Property/Casualty Insurance                    3.28%
Wells Fargo & Co.                             Banks and Savings & Loan Associations          3.18%

* Acquired by JPMorgan Chase & Co. effective 07/01/04

SELECTED FUNDS
FUND OVERVIEW
SELECTED SPECIAL SHARES, INC.
At June 30, 2004 (Unaudited)

================================================================================


           PORTFOLIO MAKEUP                            SECTOR WEIGHTINGS
        (% OF FUND NET ASSETS)                       (% OF STOCK HOLDINGS)
---------------------------------------        ---------------------------------
            [PIE CHART]                                     [PIE CHART]
         [GRAPHIC OMITTED]                               [GRAPHIC OMITTED]
Common Stocks                    99.3%         Pharmaceutical and
Short Term Investments,                          Health Care                6.0%
  Other Assets & Liabilities      0.7%         Technology                   6.0%
                                               Food/Beverage &
                                                 Restaurant                 4.2%
                                               Distributors                 4.7%
                                               Insurance                    6.5%
                                               Telecommunications           5.1%
                                               Information/
                                                 Information Processing     3.3%
                                               Diversified                  8.8%
                                               Media                        6.2%
                                               Financial Services/
                                                 Banking                    7.5%
                                               Energy                       7.0%
                                               Other                        5.0%
                                               Chemicals                    2.6%
                                               Retailing                   17.4%
                                               Manufacturing                2.9%
                                               Electronics                  6.8%


TOP 10 HOLDINGS
STOCK                                 SECTOR                                       % OF FUND NET ASSETS
-------------------------------------------------------------------------------------------------------
Lagardere S.C.A.                      Media                                               4.14%
Groupe Bruxelles Lambert S.A.         Diversified                                         4.05%
AutoNation, Inc.                      Retailing                                           3.79%
AutoZone, Inc.                        Retailing                                           3.60%
Tiffany & Co.                         Retailing                                           3.60%
Tyco International Ltd.               Diversified Manufacturing                           3.33%
Golden West Financial Corp.           Banks and Savings & Loan Associations               3.17%
Microsoft Corp.                       Technology                                          2.68%
Premcor Inc.                          Energy                                              2.58%
Sigma-Aldrich Corp.                   Chemicals                                           2.54%

SELECTED FUNDS
FUND OVERVIEW
SELECTED CAPITAL PRESERVATION TRUST -
SELECTED DAILY GOVERNMENT FUND
At June 30, 2004 (Unaudited)

================================================================================

         PORTFOLIO MAKEUP                        MATURITY DIVERSIFICATION*
      (% OF FUND NET ASSETS)                    (% OF PORTFOLIO'S HOLDINGS)
------------------------------------       -------------------------------------
            [PIE CHART]                                     [PIE CHART]
         [GRAPHIC OMITTED]                               [GRAPHIC OMITTED]
FANNIE MAE                     30.2%        181-397 Days                   17.5%
SALLIE MAE                      2.0%         91-180 Days                    2.9%
FREDDIE MAC                     5.0%         31-90 Days                    11.4%
Federal Home Loan Bank         31.3%          0-30 Days                    68.2%
Federal Farm Credit Bank        1.8%
Repurchase Agreements,
  Other Assets & Liabilities   29.7%


*The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities' variable rates. See the Fund's Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC.
JUNE 30, 2004  (Unaudited)

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
========================================================================================================================
COMMON STOCK - (96.15%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (15.55%)
     4,407,000      Bank One Corp. (Acquired by JPMorgan Chase & Co. effective 07/01/04)................ $  224,757,000
     1,849,000      Fifth Third Bancorp.................................................................     99,383,750
     1,819,800      Golden West Financial Corp. ........................................................    193,535,730
    15,797,179      HSBC Holdings PLC...................................................................    234,837,560
     6,871,679      Lloyds TSB Group PLC................................................................     53,786,016
       330,000      State Street Corp. .................................................................     16,183,200
     3,696,560      Wells Fargo & Co. ..................................................................    211,554,129
                                                                                                         --------------
                                                                                                          1,034,037,385
                                                                                                         --------------
   BUILDING MATERIALS - (1.28%)
       930,600      Martin Marietta Materials, Inc. ....................................................     41,253,498
       924,100      Vulcan Materials Co. ...............................................................     43,940,955
                                                                                                         --------------
                                                                                                             85,194,453
                                                                                                         --------------
   BUSINESS SERVICES - (1.01%)
     1,241,000      D&B Corp.*..........................................................................     66,902,310
                                                                                                         --------------
   CABLE TELEVISION - (2.83%)
     6,797,000      Comcast Corp., Special Class A*.....................................................    187,937,050
                                                                                                         --------------
   CONSUMER PRODUCTS - (4.75%)
     6,307,500      Altria Group, Inc. .................................................................    315,690,375
                                                                                                         --------------
   DIVERSIFIED COMMERCIAL SERVICES - (0.41%)
    10,411,500      Rentokil Initial PLC................................................................     27,274,407
                                                                                                         --------------
   DIVERSIFIED MANUFACTURING - (4.55%)
     9,139,764      Tyco International Ltd. ............................................................    302,891,779
                                                                                                         --------------
   ELECTRONICS - (0.13%)
     3,658,000      Agere Systems Inc., Class A*........................................................      8,413,400
                                                                                                         --------------
   ENERGY - (7.13%)
     2,070,080      ConocoPhillips......................................................................    157,926,403
     1,860,421      Devon Energy Corp. .................................................................    122,787,786
     1,588,100      EOG Resources, Inc. ................................................................     94,825,451
     1,325,800      Occidental Petroleum Corp. .........................................................     64,181,978
     1,188,000      Transocean Inc.*....................................................................     34,380,720
                                                                                                         --------------
                                                                                                            474,102,338
                                                                                                         --------------
   FINANCIAL SERVICES - (15.60%)
     8,807,800      American Express Co. ...............................................................    452,544,764
     4,704,189      Citigroup Inc. .....................................................................    218,744,789
     1,814,000      H&R Block, Inc. ....................................................................     86,491,520
     1,958,000      Loews Corp. ........................................................................    117,401,680
     1,132,800      Moody's Corp. ......................................................................     73,246,848
     1,957,400      Providian Financial Corp.* .........................................................     28,715,058
       835,860      Takefuji Corp. (c) .................................................................     60,465,980
                                                                                                         --------------
                                                                                                          1,037,610,639
                                                                                                         --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
JUNE 30, 2004  (Unaudited)

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - (CONTINUED)

   FOOD/BEVERAGE & RESTAURANT - (3.73%)
     7,133,402      Diageo PLC.......................................................................... $   96,150,565
     2,036,250      Heineken Holding NV, Class A (c)....................................................     59,726,951
     1,304,800      Hershey Foods Corp. ................................................................     60,373,096
     1,000,000      Kraft Foods Inc., Class A...........................................................     31,680,000
                                                                                                         --------------
                                                                                                            247,930,612
                                                                                                         --------------
   HOTELS & MOTELS - (0.74%)
       988,700      Marriott International, Inc., Class A...............................................     49,316,356
                                                                                                         --------------
   INDUSTRIAL - (3.03%)
     3,786,700      Sealed Air Corp.*...................................................................    201,717,509
                                                                                                         --------------
   INSURANCE BROKERS - (1.17%)
     2,112,700      Aon Corp. ..........................................................................     60,148,569
       395,000      Marsh & McLennan Cos, Inc. .........................................................     17,925,100
                                                                                                         --------------
                                                                                                             78,073,669
                                                                                                         --------------
   INVESTMENT FIRMS - (2.14%)
       315,099      Julius Baer Holding, Ltd. AG........................................................     87,464,576
     1,039,864      Morgan Stanley......................................................................     54,873,623
                                                                                                         --------------
                                                                                                            142,338,199
                                                                                                         --------------
   LIFE INSURANCE - (0.52%)
       658,000      Principal Financial Group, Inc. ....................................................     22,885,240
       400,000      Sun Life Financial Inc. ............................................................     11,576,000
                                                                                                         --------------
                                                                                                             34,461,240
                                                                                                         --------------
   MEDIA - (1.55%)
     1,282,459      Lagardere S.C.A. ...................................................................     80,217,053
     2,235,400      WPP Group PLC.......................................................................     22,694,334
                                                                                                         --------------
                                                                                                            102,911,387
                                                                                                         --------------
   MULTI-LINE INSURANCE - (5.29%)
     4,939,325      American International Group, Inc. .................................................    352,075,086
                                                                                                         --------------
   PHARMACEUTICAL AND HEALTH CARE - (3.64%)
     1,180,000      Eli Lilly and Co. ..................................................................     82,493,800
     1,341,500      HCA Inc. ...........................................................................     55,792,985
       427,600      Merck & Co., Inc. ..................................................................     20,311,000
       670,000      Novartis AG, Registered.............................................................     29,569,055
     1,569,460      Pfizer Inc. ........................................................................     53,801,089
                                                                                                         --------------
                                                                                                            241,967,929
                                                                                                         --------------
   PROPERTY/CASUALTY INSURANCE - (8.49%)
         3,402      Berkshire Hathaway Inc., Class A*...................................................    302,607,900
         6,366      Berkshire Hathaway Inc., Class B*...................................................     18,811,530
       288,400      Chubb Corp. ........................................................................     19,663,112
        20,000      Markel Corp.*.......................................................................      5,550,000

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
JUNE 30, 2004  (Unaudited)

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - (CONTINUED)

   PROPERTY/CASUALTY INSURANCE - (CONTINUED)
     2,553,200      Progressive Corp. (Ohio)............................................................ $  217,787,960
                                                                                                         --------------
                                                                                                            564,420,502
                                                                                                         --------------
   PUBLISHING - (0.62%)
       483,300      Gannett Co., Inc. ..................................................................     41,008,005
                                                                                                         --------------
   REAL ESTATE - (1.69%)
     1,469,194      Centerpoint Properties Trust (b)....................................................    112,760,639
                                                                                                         --------------
   REINSURANCE - (1.64%)
     1,343,200      Transatlantic Holdings, Inc. .......................................................    108,785,768
                                                                                                         --------------
   RETAILING - (3.81%)
       690,300      AutoZone, Inc.*.....................................................................     55,293,030
     4,817,000      Costco Wholesale Corp. .............................................................    198,026,870
                                                                                                         --------------
                                                                                                            253,319,900
                                                                                                         --------------
   TECHNOLOGY - (3.25%)
     1,428,600      Lexmark International, Inc., Class A*...............................................    137,902,758
     2,735,000      Microsoft Corp. ....................................................................     78,111,600
                                                                                                         --------------
                                                                                                            216,014,358
                                                                                                         --------------
   TELECOMMUNICATIONS - (0.76%)
     1,325,000      Nokia Oyj, ADR......................................................................     19,265,500
     1,482,000      SK Telecom Co., Ltd., ADR (c).......................................................     31,107,180
                                                                                                         --------------
                                                                                                             50,372,680
                                                                                                         --------------
   TRANSPORTATION - (0.84%)
       740,500      United Parcel Service, Inc., Class B................................................     55,663,385
                                                                                                         --------------

                             Total Common Stock - (identified cost $4,492,563,598)......................  6,393,191,360
                                                                                                         --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
JUNE 30, 2004  (Unaudited)

                                                                                                                VALUE
PRINCIPAL                                        SECURITY                                                      (NOTE 1)
=======================================================================================================================
REPURCHASE AGREEMENTS - (4.00%)
 $  75,501,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                         07/01/04, dated 06/30/04, repurchase value of $75,504,251
                         (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $77,011,020).............................................  $     75,501,000
   107,859,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                         07/01/04, dated 06/30/04, repurchase value of $107,863,644
                         (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $110,016,180)............................................       107,859,000
    82,771,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                         07/01/04, dated 06/30/04, repurchase value of $82,774,564
                         (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $84,426,420).............................................        82,771,000
                                                                                                       ----------------

                             Total Repurchase Agreements - (identified cost $266,131,000)............       266,131,000
                                                                                                       ----------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (1.74%)

   MONEY MARKET INSTRUMENTS - (0.46%)
    30,845,659      UBS Private Money Market LLC, 1.198% (identified cost $30,845,659)...............        30,845,659
                                                                                                       ----------------
   REPURCHASE AGREEMENTS - (1.28%)
    24,115,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                         07/01/04, dated 06/30/04, repurchase value of $24,116,038
                         (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $24,597,300).............................................        24,115,000
    34,449,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                         07/01/04, dated 06/30/04, repurchase value of $34,450,483
                         (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $35,137,980).............................................        34,449,000
    26,436,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                         07/01/04, dated 06/30/04, repurchase value of $26,437,138
                         (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $26,964,720).............................................        26,436,000
                                                                                                       ----------------

                             Total Repurchase Agreements - (identified cost $85,000,000).............        85,000,000
                                                                                                       ----------------

                        Total Investment of Cash Collateral for
                             Securities Loaned - (identified cost $115,845,659)......................       115,845,659
                                                                                                       ----------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
JUNE 30, 2004  (Unaudited)

========================================================================================================================
                        Total Investments - (101.89%) - (identified cost $4,874,540,257) - (a).......  $  6,775,168,019
                        Liabilities Less Other Assets - (1.89%)......................................      (125,502,327)
                                                                                                       ----------------
                             Net Assets - (100%).....................................................  $  6,649,665,692
                                                                                                       ================

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $4,878,740,674. At June 30, 2004, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation......................................................  $  2,034,491,513
                        Unrealized depreciation......................................................      (138,064,168)
                                                                                                       ----------------
                             Net unrealized appreciation ............................................  $  1,896,427,345
                                                                                                       ================

(b) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2004. The aggregate fair value of the securities of affiliated companies held by the Fund as of June 30, 2004, amounts to $112,760,639. Transactions during the period in which the issuers were affiliates are as follows:


                         Shares                 Gross           Gross             Shares              Dividend
Security                 December 31, 2003      Additions       Reductions        June 30, 2004       Income
--------                 -----------------      ---------       ----------        -------------       ----------
Centerpoint Properties
  Trust                      1,469,194             -                 -             1,469,194          $2,291,943


(c)  Loaned security - See Note 7 of the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC.
JUNE 30, 2004  (Unaudited)

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - (99.31%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (6.25%)
        37,500      Bank One Corp. (Acquired by JPMorgan Chase & Co. effective 07/01/04)................  $   1,912,500
        22,700      Commerce Bancorp, Inc. .............................................................      1,248,727
        30,500      Golden West Financial Corp. ........................................................      3,243,675
                                                                                                          -------------
                                                                                                              6,404,902
                                                                                                          -------------
   BUSINESS SERVICES - (0.66%)
        12,500      D&B Corp.*..........................................................................        673,875
                                                                                                          -------------
   CHEMICALS - (2.54%)
        43,600      Sigma-Aldrich Corp. ................................................................      2,601,612
                                                                                                          -------------
   CONSUMER PRODUCTS - (1.93%)
        39,600      Altria Group, Inc. .................................................................      1,981,980
                                                                                                          -------------
   DISTRIBUTORS - (4.62%)
        78,700      Aramark Corp., Class B..............................................................      2,263,412
        42,000      Hughes Supply, Inc. ................................................................      2,475,060
                                                                                                          -------------
                                                                                                              4,738,472
                                                                                                          -------------
   DIVERSIFIED - (4.05%)
        64,812      Groupe Bruxelles Lambert S.A. ......................................................      4,148,689
                                                                                                          -------------
   DIVERSIFIED COMMERCIAL SERVICES - (1.33%)
       520,000      Rentokil Initial PLC................................................................      1,362,214
                                                                                                          -------------
   DIVERSIFIED MANUFACTURING - (3.33%)
       103,000      Tyco International Ltd. ............................................................      3,413,420
                                                                                                          -------------
   ELECTRONICS - (6.75%)
       144,400      Agere Systems Inc., Class A*........................................................        332,120
        75,300      Agilent Technologies, Inc.*.........................................................      2,204,784
        37,300      Applied Materials, Inc.*............................................................        731,826
        51,100      Garmin Ltd..........................................................................      1,892,744
       211,128      Taiwan Semiconductor Manufacturing Co. Ltd., ADR....................................      1,754,479
                                                                                                          -------------
                                                                                                              6,915,953
                                                                                                          -------------
   ENERGY - (6.99%)
        89,700      Calpine Corp.*......................................................................        387,504
        22,900      PetroChina Co. Ltd., ADR............................................................      1,060,270
        70,500      Premcor Inc.*.......................................................................      2,643,750
        58,700      Sempra Energy.......................................................................      2,021,041
        36,100      Transocean Inc.*....................................................................      1,044,734
                                                                                                          -------------
                                                                                                              7,157,299
                                                                                                          -------------
   FINANCIAL SERVICES - (0.88%)
        12,400      Takefuji Corp. .....................................................................        897,014
                                                                                                          -------------
   FOOD/BEVERAGE & RESTAURANT - (4.14%)
        32,125      Heineken Holding NV, Class A........................................................        942,285
        52,100      McDonald's Corp. ...................................................................      1,354,600

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (CONTINUED)
JUNE 30, 2004  (Unaudited)

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - (CONTINUED)

   FOOD/BEVERAGE & RESTAURANT - (CONTINUED)
        28,400      Unilever NV, CVA....................................................................  $   1,940,725
                                                                                                          -------------
                                                                                                              4,237,610
                                                                                                          -------------
   HOTELS & MOTELS - (1.02%)
        21,000      Marriott International, Inc., Class A...............................................      1,047,480
                                                                                                          -------------
   INDUSTRIAL - (1.36%)
        26,200      Sealed Air Corp.*...................................................................      1,395,674
                                                                                                          -------------
   INFORMATION/INFORMATION PROCESSING - (3.28%)
        36,900      Equifax Inc. .......................................................................        913,275
       105,900      Reynolds & Reynolds Co., Class A....................................................      2,449,467
                                                                                                          -------------
                                                                                                              3,362,742
                                                                                                          -------------
   INSURANCE BROKERS - (0.18%)
         4,000      Marsh & McLennan Cos, Inc. .........................................................        181,520
                                                                                                          -------------
   INVESTMENT FIRMS - (0.30%)
         1,100      Julius Baer Holding, Ltd. AG........................................................        305,336
                                                                                                          -------------
   LIFE INSURANCE - (0.93%)
        23,300      AFLAC Inc. .........................................................................        950,873
                                                                                                          -------------
   MANUFACTURING - (2.86%)
        48,000      Hunter Douglas NV...................................................................      2,338,751
         8,100      Mohawk Industries, Inc.*............................................................        593,973
                                                                                                          -------------
                                                                                                              2,932,724
                                                                                                          -------------
   MEDIA - (6.16%)
        67,800      Lagardere S.C.A. ...................................................................      4,240,850
        40,500      WPP Group PLC, ADR..................................................................      2,072,385
                                                                                                          -------------
                                                                                                              6,313,235
                                                                                                          -------------
   MEDICAL INSTRUMENTS - (2.28%)
        73,000      Apogent Technologies Inc.*..........................................................      2,336,000
                                                                                                          -------------
   PHARMACEUTICAL AND HEALTH CARE - (3.73%)
        42,100      AmerisourceBergen Corp. ............................................................      2,516,738
        39,900      Lincare Holdings Inc.*..............................................................      1,306,725
                                                                                                          -------------
                                                                                                              3,823,463
                                                                                                          -------------
   PROPERTY/CASUALTY INSURANCE - (2.44%)
            15      Berkshire Hathaway Inc., Class A*...................................................      1,334,250
        16,485      Cincinnati Financial Corp. .........................................................        717,097
         1,600      Markel Corp.*.......................................................................        444,000
                                                                                                          -------------
                                                                                                              2,495,347
                                                                                                          -------------
  REINSURANCE - (2.91%)
        11,000      Everest Re Group, Ltd. .............................................................        883,960
        25,900      Transatlantic Holdings, Inc. .......................................................      2,097,641
                                                                                                          -------------
                                                                                                              2,981,601
                                                                                                          -------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (CONTINUED)
JUNE 30, 2004  (Unaudited)

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - (CONTINUED)

   RETAILING - (17.28%)
        31,000      Abercrombie & Fitch Co., Class A....................................................   $  1,201,250
       227,000      AutoNation, Inc.*...................................................................      3,881,700
        46,100      AutoZone, Inc.*.....................................................................      3,692,610
        62,500      CarMax, Inc.*.......................................................................      1,366,875
        33,600      Costco Wholesale Corp. .............................................................      1,381,296
        36,000      Home Depot, Inc. ...................................................................      1,267,200
        80,500      99 Cents Only Stores*...............................................................      1,227,625
       100,000      Tiffany & Co. ......................................................................      3,685,000
                                                                                                          -------------
                                                                                                             17,703,556
                                                                                                          -------------
   TECHNOLOGY - (6.00%)
       102,600      BMC Software, Inc.*.................................................................      1,898,100
       519,000      Compal Electronics, Inc. ...........................................................        563,459
         9,700      Lexmark International, Inc., Class A*...............................................        936,341
        96,100      Microsoft Corp. ....................................................................      2,744,616
                                                                                                          -------------
                                                                                                              6,142,516
                                                                                                          -------------
   TELECOMMUNICATIONS - (5.11%)
       441,600      Covad Communications Group, Inc.*...................................................      1,055,424
        66,700      Motorola, Inc. .....................................................................      1,217,275
        96,000      Nokia Oyj...........................................................................      1,386,880
        77,500      Nokia Oyj, ADR......................................................................      1,126,850
        21,600      SK Telecom Co., Ltd., ADR...........................................................        453,384
                                                                                                          -------------
                                                                                                              5,239,813
                                                                                                          -------------
                              Total Common Stock - (identified cost $80,289,243)........................    101,744,920
                                                                                                          -------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (CONTINUED)
JUNE 30, 2004  (Unaudited)

                                                                                                                VALUE
PRINCIPAL                                        SECURITY                                                      (NOTE 1)
=======================================================================================================================
SHORT TERM INVESTMENTS - (0.41%)

   $   120,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                        07/01/04, dated 06/30/04, repurchase value of $120,005
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $122,400).................................................... $      120,000
       171,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                        07/01/04, dated 06/30/04, repurchase value of $171,007
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $174,420)....................................................        171,000
       132,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                        07/01/04, dated 06/30/04, repurchase value of $132,006
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $134,640)....................................................        132,000
                                                                                                         --------------

                               Total Short Term Investments - (identified cost $423,000)................        423,000
                                                                                                         --------------

                        Total Investments - (99.72%) - (identified cost $80,712,243) - (a)..............    102,167,920
                        Other Assets Less Liabilities - (0.28%).........................................        287,782
                                                                                                         --------------
                               Net Assets - (100%)...................................................... $  102,455,702
                                                                                                         ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $81,249,824. At June 30, 2004, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation......................................................... $   22,828,228
                        Unrealized depreciation.........................................................     (1,910,132)
                                                                                                         --------------
                              Net unrealized appreciation .............................................. $   20,918,096
                                                                                                         ==============

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED DAILY GOVERNMENT FUND
JUNE 30, 2004  (Unaudited)

                                                                                                                VALUE
PRINCIPAL                                                                                                      (NOTE 1)
=======================================================================================================================
FANNIE MAE - (30.22%)
$  7,600,000        1.05%, 07/07/04..................................................................... $    7,598,669
     500,000        1.511%, 08/13/04 (b)................................................................        500,018
   1,350,000        6.50%, 08/15/04.....................................................................      1,358,633
   1,500,000        1.42%, 09/01/04.....................................................................      1,496,332
   2,000,000        1.35%, 09/10/04 (b).................................................................      2,000,000
   2,000,000        1.435%, 09/22/04....................................................................      1,993,383
   3,000,000        1.51%, 09/29/04.....................................................................      2,988,675
   5,000,000        1.3375%, 12/13/04 (b)...............................................................      4,999,807
   1,000,000        1.20%, 02/08/05 (c).................................................................      1,000,000
   5,000,000        1.40%, 02/25/05.....................................................................      5,000,000
   3,000,000        1.155%, 04/28/05 (b)................................................................      2,999,626
   2,000,000        1.40%, 05/03/05.....................................................................      2,000,000
                                                                                                         --------------
                      Total FANNIE MAE - (identified cost $33,935,143)..................................     33,935,143
                                                                                                         --------------

FEDERAL FARM CREDIT BANK - (1.78%)
   2,000,000        1.336%, 06/10/05 (b) (identified cost $2,000,000)...................................      2,000,000
                                                                                                         --------------
FEDERAL HOME LOAN BANK - (31.25%)
   5,139,000        1.13%, 07/09/04.....................................................................      5,137,710
   1,300,000        4.625%, 08/13/04....................................................................      1,305,318
     345,000        4.125%, 11/15/04....................................................................        348,044
   5,000,000        1.471%, 12/17/04 (b)................................................................      4,999,772
     150,000        6.35%, 12/29/04.....................................................................        153,324
   2,000,000        1.04%, 01/05/05 (b).................................................................      1,999,948
   5,000,000        1.45%, 03/11/05.....................................................................      5,000,000
   1,000,000        1.22%, 04/25/05 (b).................................................................        999,955
   5,000,000        1.30%, 04/27/05.....................................................................      5,000,000
   2,000,000        1.55%, 05/06/05.....................................................................      2,000,000
   5,000,000        1.23%, 07/26/05 (b).................................................................      4,998,925
   3,150,000        1.029%, 08/02/05 (b)................................................................      3,149,388
                                                                                                         --------------
                      Total Federal Home Loan Bank - (identified cost $35,092,384)......................     35,092,384
                                                                                                         --------------
FREDDIE MAC - (5.00%)
      50,000        3.00%, 07/15/04.....................................................................         50,036
   2,055,000        6.25%, 07/15/04.....................................................................      2,059,023
   3,500,000        1.04%, 07/20/04.....................................................................      3,498,079
                                                                                                         --------------
                      Total FREDDIE MAC - (identified cost $5,607,138)..................................      5,607,138
                                                                                                         --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED DAILY GOVERNMENT FUND - (CONTINUED)
JUNE 30, 2004  (Unaudited)

                                                                                                                VALUE
PRINCIPAL                                                                                                      (NOTE 1)
=======================================================================================================================
SALLIE MAE - (2.03%)
$      500,000      3.375%, 07/15/04.................................................................... $      500,438
     1,775,000      1.451%, 10/21/04 (b)................................................................      1,774,947
                                                                                                         --------------
                      Total SALLIE MAE - (identified cost $2,275,385)...................................      2,275,385
                                                                                                         --------------
REPURCHASE AGREEMENTS - (32.29%)
    10,287,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 1.55%,
                        07/01/04, dated 06/30/04, repurchase value of $10,287,443
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $10,492,740).................................................     10,287,000
    14,695,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.55%,
                        07/01/04, dated 06/30/04, repurchase value of $14,695,633
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $14,988,900).................................................     14,695,000
    11,277,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.55%,
                        07/01/04, dated 06/30/04, repurchase value of $11,277,486
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $11,502,540).................................................     11,277,000
                                                                                                         --------------
                      Total Repurchase Agreements - (identified cost $36,259,000).......................     36,259,000
                                                                                                         --------------

                         Total Investments - (102.57%) - (identified cost $115,169,050) - (a)...........    115,169,050
                         Liabilities Less Other Assets - (2.57%)........................................     (2,885,795)
                                                                                                         --------------
                             Net Assets - (100%)........................................................ $  112,283,255
                                                                                                         ==============


(a) Aggregate cost for Federal Income Tax purposes is $115,169,050.

(b) The interest rates on floating rate securities, shown as of June 30, 2004, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c) The interest rates on variable rate securities represent the current rate as of June 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
At June 30, 2004 (Unaudited)

================================================================================

                                                                   SELECTED             SELECTED              DAILY
                                                                   AMERICAN              SPECIAL           GOVERNMENT
                                                                    SHARES               SHARES               FUND
                                                               ---------------       --------------      --------------
ASSETS:
   Investments in securities, at value * (see accompanying
     Schedules of Investments):
     Unaffiliated companies.................................   $ 6,546,561,721       $  102,167,920      $  115,169,050
     Affiliated companies...................................       112,760,639                -                   -
     Collateral of securities loaned (Note 7)...............       115,845,659                -                   -
   Cash.....................................................           350,578                7,467               3,265
   Receivables:
     Dividends and interest.................................        10,096,638              155,776             237,768
     Capital stock sold.....................................        12,877,302              107,147               1,756
     Investment securities sold.............................             -                  671,505               -
     Prepaid expenses.......................................           193,781                4,763              17,598
                                                               ---------------       --------------      --------------
         Total assets.......................................     6,798,686,318          103,114,578         115,429,437
                                                               ---------------       --------------      --------------
LIABILITIES:
   Return of collateral loaned (Note 7).....................       115,845,659                -                   -
   Payables:
     Capital stock reacquired...............................         8,511,048               64,763              57,339
     Investment securities purchased........................        18,880,939              479,485           2,988,675
   Accrued expenses.........................................         2,420,605               49,132              33,567
   Accrued management fees..................................         3,362,375               65,496              31,273
   Distributions payable....................................             -                    -                  35,328
                                                               ---------------       --------------      --------------
         Total liabilities..................................       149,020,626              658,876           3,146,182
                                                               ---------------       --------------      --------------
NET ASSETS .................................................   $ 6,649,665,692       $  102,455,702      $  112,283,255
                                                               ===============       ==============      ==============
NET ASSETS CONSIST OF:
   Par value of shares of capital stock.....................   $   240,324,827       $    2,125,000      $   11,228,326
   Additional paid-in capital...............................     5,038,286,976           75,893,874         101,054,929
   Undistributed net investment income......................        20,994,276               68,601               -
   Accumulated net realized gains (losses) from investments
     and foreign currency transactions......................      (550,557,105)           2,914,810               -
   Net unrealized appreciation on
     investments and foreign currency transactions..........     1,900,616,718           21,453,417               -
                                                               ---------------       --------------      --------------
                                                               $ 6,649,665,692       $  102,455,702      $  112,283,255
                                                               ===============       ==============      ==============


* Including cost for Unaffiliated companies and Affiliated companies of $4,728,599,576 and $30,095,022, respectively for Selected American Shares; and securities valued at $109,634,638 were on loan from Selected American Shares, and Collateral received for securities on loan is valued at $115,845,659. Including cost of $80,712,243 for Selected Special Shares. Including repurchase agreements and cost of $36,259,000 and $115,169,050, respectively for Selected Daily Government Fund.

SELECTED FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
At June 30, 2004 (Unaudited)

================================================================================

                                                                    SELECTED            SELECTED              DAILY
                                                                    AMERICAN             SPECIAL           GOVERNMENT
                                                                     SHARES              SHARES               FUND
                                                                ---------------       --------------     --------------
CLASS S SHARES:
     Net Assets..............................................   $ 6,324,972,776       $   89,528,495     $  108,635,316
     Shares Outstanding......................................       182,876,637            7,427,387        108,635,316
     Net asset value, offering and redemption price per share
        (Net Assets (divided by) Shares Outstanding).........        $    34.59           $    12.05         $     1.00
                                                                     ==========           ==========         ==========


CLASS D SHARES:
     Net Assets..............................................   $   324,692,916       $   12,927,207     $    3,647,939
     Shares Outstanding......................................         9,383,225            1,072,614          3,647,939
     Net asset value, offering and redemption price per share
        (Net Assets (divided by) Shares Outstanding).........        $    34.60           $    12.05         $     1.00
                                                                     ==========           ==========         ==========




SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2004 (Unaudited)

================================================================================


                                                                    SELECTED            SELECTED              DAILY
                                                                    AMERICAN             SPECIAL           GOVERNMENT
                                                                     SHARES              SHARES               FUND
                                                                 --------------      --------------      --------------
INVESTMENT INCOME (LOSS):
Income:
   Dividends
     Unaffiliated companies*................................     $   47,589,139      $      668,144      $        -
     Affiliated companies...................................          2,291,943              -                    -
   Interest.................................................          1,263,243              10,871             624,456
   Security lending fees....................................            238,022              -                    -
                                                                 --------------      --------------      --------------
       Total income.........................................         51,382,347             679,015             624,456
                                                                 --------------      --------------      --------------
Expenses:
   Management fees (Note 2).................................         17,416,212             342,844             167,208
   Custodian fees...........................................            626,055              24,788              10,188
   Transfer agent fees
     Class S................................................          2,646,041              51,781              19,120
     Class D................................................              3,543                 403                 335
   Audit fees...............................................             22,800               7,200               6,000
   Legal fees...............................................             40,896               3,243               1,858
   Reports to shareholders..................................            300,198               4,364               2,629
   Directors' fees and expenses.............................            165,278               2,826               3,896
   Registration and filing fees.............................             32,444              21,018              14,255
   Miscellaneous............................................             21,285               4,669                 972
   Payments under distribution plan - Class S (Note 3)......          7,876,545             123,252             138,770
                                                                 --------------      --------------      --------------
       Total expenses.......................................         29,151,297             586,388             365,231
       Expenses paid indirectly (Note 6)....................            (63,372)                (13)                 (6)
                                                                 --------------      --------------      --------------
       Net expenses.........................................         29,087,925             586,375             365,225
                                                                 --------------      --------------      --------------
       Net investment income................................         22,294,422              92,640             259,231
                                                                 --------------      --------------      --------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from:
     Investment transactions................................        (33,581,340)          3,633,742               -
     Foreign currency transactions..........................           (166,799)            (11,147)              -
   Net increase (decrease) in unrealized appreciation
      of investments during the period......................        269,610,672            (816,764)              -
                                                                 --------------      --------------      --------------
   Net realized and unrealized gain on investments
     and foreign currency...................................        235,862,533           2,805,831               -
                                                                 --------------      --------------      --------------
     Net increase in net assets resulting from operations...     $  258,156,955      $    2,898,471      $      259,231
                                                                 ==============      ==============      ==============


   * Net of foreign taxes withheld as follows...............     $    1,836,359      $       68,209               -


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004 (Unaudited)

================================================================================

                                                                     SELECTED              SELECTED             DAILY
                                                                     AMERICAN               SPECIAL          GOVERNMENT
                                                                      SHARES                SHARES              FUND
                                                                 ---------------        --------------     --------------
OPERATIONS:
    Net investment income...................................     $    22,294,422        $       92,640     $      259,231
    Net realized gain (loss) from investments and foreign
      currency transactions.................................         (33,748,139)            3,622,595              -
    Net change in unrealized appreciation
      of investments........................................         269,610,672              (816,764)             -
                                                                 ---------------        --------------     --------------
    Net increase in net assets resulting from operations....         258,156,955             2,898,471            259,231

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income
      Class S...............................................             -                     -                 (257,456)
      Class D...............................................             -                     -                   (1,775)

CAPITAL SHARE TRANSACTIONS:
    Net increase (decrease) in net assets resulting from
    Capital share transactions (Note 5)
      Class S...............................................          90,968,044            (9,002,638)        (4,217,210)
      Class D...............................................         322,655,863            12,906,721          3,647,939
                                                                 ---------------        --------------     --------------

Total increase (decrease) in net assets.....................         671,780,862             6,802,554           (569,271)

NET ASSETS:
    Beginning of period.....................................       5,977,884,830            95,653,148        112,852,526
                                                                 ---------------        --------------     --------------
    End of period*..........................................     $ 6,649,665,692        $  102,455,702     $  112,283,255
                                                                 ===============        ==============     ==============

      *Including undistributed net investment income of.....     $    20,994,276        $       68,601              -





SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2003

================================================================================

                                                                      SELECTED            SELECTED             DAILY
                                                                      AMERICAN             SPECIAL          GOVERNMENT
                                                                       SHARES              SHARES              FUND
                                                                  ---------------      --------------     --------------
OPERATIONS:
    Net investment income (loss)............................      $    38,972,047      $     (283,799)    $      626,278
    Net realized gain (loss) from investments, foreign
      currency transactions and payments by affiliates......         (139,108,059)          4,736,622              -
    Net increase in unrealized appreciation
      of investments........................................        1,469,948,314          21,631,485              -
                                                                  ---------------      --------------     --------------
    Net increase in net assets resulting from operations....        1,369,812,302          26,084,308            626,278

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income...................................          (35,901,174)              -               (626,278)
    Realized gains from investment transactions.............                -              (3,656,693)             -
    Return of capital.......................................           (2,024,047)              -                  -


CAPITAL SHARE TRANSACTIONS
    (NOTE 5)................................................          300,352,365          13,463,555         (3,333,974)
                                                                  ---------------      --------------     --------------

Total increase (decrease) in net assets.....................        1,632,239,446          35,891,170         (3,333,974)

NET ASSETS:
    Beginning of year.......................................        4,345,645,384          59,761,978        116,186,500
                                                                  ---------------      --------------     --------------
    End of year*............................................      $ 5,977,884,830      $   95,653,148     $  112,852,526
                                                                  ===============      ==============     ==============

      *Including overdistributed net investment income of...      $    (1,300,146)     $      (24,039)             -



SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Selected Funds (the Funds) consist of Selected American Shares, Inc., (American Shares, Inc.), Selected Special Shares, Inc., (Special Shares, Inc.), and the Selected Capital Preservation Trust (the Trust). The Trust consists of the Daily Government Fund. Selected U.S. Government Income Fund liquidated its assets on March 16, 2004. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

     American Shares, Inc. and Special Shares, Inc. are diversified, professionally managed stock-oriented funds.

     Selected Daily Government Fund (Daily Government) seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

     An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Daily Government seeks to maintain a net asset value of $1.00 per share.

     On May 3, 2004 each fund commenced the offering of shares in two classes, Class S and Class D. The Class S shares and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class' distribution arrangement), liquidation and distributions.

A. VALUATION OF SECURITIES - Securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors/Trustees. Daily Government uses the amortized cost method of valuing investment securities, which represents fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2004, American Shares, Inc. had post October 2003 losses of approximately $39,179,000 available to offset future capital gains, if any, which expire in 2012. Additionally, American Shares, Inc. had $110,000 of post October 2003 foreign currency losses which were deferred. At June 30, 2004, Special Shares, Inc. had post October 2003 losses of approximately $170,000 available to offset future capital gains, if any, which expire in 2012. Additionally, Special Shares, Inc. had $3,000 of post October 2003 foreign currency losses which were deferred. At June 30, 2004, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:


                                             AMERICAN
                   EXPIRING                SHARES, INC.
                   ----------            ---------------
                   12/31/2009            $    67,867,000
                   12/31/2010                296,227,000
                   12/31/2011                109,428,000
                                         ---------------
                   TOTAL                 $   473,522,000


F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds have adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's/Trustee's deferral account is based upon years of service and fees paid to each Director/Trustee during the years of service. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Director/Trustee in shares of one or more Selected Funds selected by the Director/Trustee. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds. Deferral of Directors'/Trustees' fees under the plan will not affect the net assets of the Funds, and will not materially affect the Fund's assets, liabilities, or net income per share.

     On December 31, 2003, the Funds set up a Rabbi Trust to provide for the deferred compensation plan. The Funds will make contributions to the Trust to assist in meeting of the liabilities under the Plan.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the tax deferral of losses on "wash sale" transactions and the tax treatment of paydowns on fixed income securities. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================
NOTE 2 - INVESTMENT ADVISORY FEES

     Advisory fees are paid monthly to Davis Selected Advisers, L.P. (the "Adviser"), the Fund's investment adviser. Until May 3, 2004 the rate for American Shares, Inc. was 0.65% on the first $500 million of average net assets, 0.60% of the average net assets on the next $500 million, 0.55% of the average net assets on the next $2 billion, 0.54% of the average net assets on the next $1 billion, 0.53% of the average net assets on the next $1 billion, 0.52% of the average net assets on the next $1 billion, 0.51% of the average net assets on the next $1 billion and 0.50% of the average net assets in excess of $7 billion. Effective May 3, 2004, the Advisory fee was changed from 0.50% of the average net assets in excess of $7 billion to 0.50% of the average net assets on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. The rate for Special Shares, Inc. is 0.70% on the first $50 million of average net assets, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the six months ended June 30, 2004, approximated 0.55% and 0.69% of average net assets for American Shares, Inc. and Special Shares, Inc., respectively. The rate for the Daily Government Fund is 0.30% of average net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2004 was $82,712, $5,030, and $1,576 for American Shares, Inc., Special Shares, Inc., and Daily Government, respectively. Certain Directors/Trustees and officers of the Funds are also Directors/Trustees and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - DISTRIBUTION

     For services under the distribution agreement, the Funds' Class S shares pay a fee of 0.25% of average daily net assets. For the six months ended June 30, 2004, American Shares, Inc., Special Shares, Inc., and Daily Government incurred distribution services fees totaling $7,876,545, $123,252, and $138,770, respectively.

     There are no distribution service fees for the Funds' Class D shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2004 were as follows:

                                           AMERICAN                 SPECIAL
                                         SHARES, INC.            SHARES, INC.
                                      ----------------        ----------------
Cost of purchases..................   $    567,284,216        $     20,603,167
Proceeds of sales..................   $     38,728,573        $     15,878,091

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK

At June 30, 2004, there were 300 million shares of capital stock of American Shares, Inc. ($1.25 par value per share) authorized. At June 30, 2004, there were 50 million shares of capital stock of Special Shares, Inc. ($0.25 par value per share) authorized. At June 30, 2004, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:


CLASS S                                                                         SIX MONTHS ENDED
                                                                                  JUNE 30, 2004
                                                                                   (UNAUDITED)
                                                             ----------------------------------------------------
                                                                 AMERICAN            SPECIAL
                                                                  SHARES             SHARES              DAILY
                                                                   INC.               INC.            GOVERNMENT
                                                             --------------     --------------     --------------
Shares sold..........................................            23,303,965            901,757          4,865,283
Shares issued in reinvestment of distributions.......               -                   -                 255,539
                                                             --------------     --------------     --------------
                                                                 23,303,965            901,757          5,120,822
Shares redeemed......................................           (20,631,225)        (1,648,651)        (9,338,032)
                                                             --------------     --------------     --------------
      Net increase (decrease)........................             2,672,740           (746,894)        (4,217,210)
                                                             ==============     ==============     ==============

Proceeds from shares sold............................        $  797,203,308     $   10,894,535     $    4,865,283
Proceeds from shares issued in
    reinvestment of distributions....................               -                   -                 255,539
                                                             --------------     --------------     --------------
                                                                797,203,308         10,894,535          5,120,822
Cost of shares redeemed..............................          (706,235,264)       (19,897,173)        (9,338,032)
                                                             --------------     --------------     --------------
      Net increase (decrease)........................        $   90,968,044     $   (9,002,638)    $   (4,217,210)
                                                             ==============     ==============     ==============

                                                                                  YEAR ENDED
                                                                                DECEMBER 31, 2003
                                                             ----------------------------------------------------
                                                                 AMERICAN            SPECIAL
                                                                  SHARES             SHARES              DAILY
                                                                   INC.               INC.            GOVERNMENT
                                                             --------------     --------------     --------------
Shares sold..........................................            34,874,537          2,003,231         10,583,488
Shares issued in reinvestment of distributions.......             1,117,524            298,010            640,691
                                                             --------------     --------------     --------------
                                                                 35,992,061          2,301,241         11,224,179
Shares redeemed......................................           (26,149,475)        (1,067,330)       (14,558,153)
                                                             --------------     --------------     --------------
      Net increase (decrease)........................             9,842,586          1,233,911         (3,333,974)
                                                             ==============     ==============     ==============

Proceeds from shares sold............................        $  985,458,597     $   20,328,439     $   10,583,488
Proceeds from shares issued in
    reinvestment of distributions....................            35,661,013          3,439,034            640,691
                                                             --------------     --------------     --------------
                                                              1,021,119,610         23,767,473         11,224,179
Cost of shares redeemed..............................          (720,767,245)       (10,303,918)       (14,558,153)
                                                             --------------     --------------     --------------
      Net increase (decrease)........................        $  300,352,365     $   13,463,555     $   (3,333,974)
                                                             ==============     ==============     ==============


SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK - (CONTINUED)

CLASS D                                                                                           MAY 3, 2004
                                                                                            (INCEPTION OF OFFERING)
                                                                                            THROUGH JUNE 30, 2004
                                                                                                   (UNAUDITED)
                                                                             ----------------------------------------------------
                                                                                 AMERICAN            SPECIAL
                                                                                  SHARES             SHARES              DAILY
                                                                                   INC.               INC.            GOVERNMENT
                                                                             --------------     --------------     --------------
Shares sold................................................................       9,416,844          1,075,047          4,030,331
Shares issued in reinvestment of distributions.............................         -                   -                     722
                                                                             --------------     --------------     --------------
                                                                                  9,416,844          1,075,047          4,031,053
Shares redeemed............................................................         (33,619)            (2,433)          (383,114)
                                                                             --------------     --------------     --------------
      Net increase.........................................................       9,383,225          1,072,614          3,647,939
                                                                             ==============     ==============     ==============

Proceeds from shares sold..................................................  $  323,815,440     $   12,935,890     $    4,030,331
Proceeds from shares issued in reinvestment of distributions...............         -                   -                     722
                                                                             --------------     --------------     --------------
                                                                                323,815,440         12,935,890          4,031,053
Cost of shares redeemed....................................................      (1,159,577)           (29,169)          (383,114)
                                                                             --------------     --------------     --------------
      Net increase.........................................................  $  322,655,863     $   12,906,721     $    3,647,939
                                                                             ==============     ==============     ==============

NOTE 6 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, each Fund's custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the six months ended June 30, 2004, such reductions amounted to $327, $13, and $6 for American Shares, Inc., Special Shares, Inc., and Daily Government, respectively.

     American Shares, Inc. has entered into agreements with certain brokers whereby the Fund's operating expenses are reduced by a portion of the commissions paid to such brokers. Portfolio transactions are allocated to these brokers only when the Fund's traders make a good faith determination that such brokers can achieve best execution, not withstanding the operating expense reductions. During the six months ended June 30, 2004 the reduction amounted to $63,045.

NOTE 7 - SECURITIES LOANED

     American Shares, Inc. (the "Fund") has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2004, the Fund had on loan securities valued at $109,634,638; cash of $115,845,659 was received as collateral for the loans, of which $85,000,000 or 73% and $30,845,659 or 27% of the collateral has been invested by the Adviser in Repurchase Agreements and Money Market Instruments, respectively. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - BANK BORROWINGS

     Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the six months ended June 30, 2004.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
June 30, 2004 (Unaudited)

================================================================================
NOTE 9 - PAYMENTS BY AFFILIATES

     Davis Selected Advisers, L.P. reimbursed each fund for commissions paid to certain broker dealers which received brokerage which was directed for sale of fund shares from January 1, 2000 to July 31, 2003. The amount paid to Selected American Shares, Inc. in 2003 was $119,713.

NOTE 10 - LITIGATION MATTERS

     On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds ("Funds") managed by Davis Selected Advisers L.P. including the Selected Funds. The plaintiffs claim that Davis Selected Advisers L.P. and its affiliates, and the individual directors of the Funds (collectively the "Defendants") used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. Davis Selected Advisers L.P. believes the actions are without merit and the Defendants intend to vigorously defend the proceedings.

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED AMERICAN SHARES, INC.

================================================================================
The following financial information represents selected data for each share of capital stock outstanding throughout each period:


CLASS S                                        SIX MONTHS
                                                  ENDED                         YEAR ENDED DECEMBER 31,
                                              JUNE 30,2004   ---------------------------------------------------------
                                               (UNAUDITED)     2003       2002        2001        2000         1999
                                              ------------   ---------  ---------   ---------   ---------    ---------
Net Asset Value, Beginning of Period........    $ 33.17      $ 25.51    $  30.99     $ 35.33    $  35.80      $ 31.16
                                                -------      -------    --------     -------    --------      -------
Income (Loss) From Investment Operations
 Net Investment Income......................        .12          .22         .17         .14         .15          .15
 Net Realized and Unrealized
    Gains (Losses)..........................       1.30         7.65       (5.45)      (4.10)       2.98         6.08
                                                -------      -------    --------     -------    --------      -------
    Total From Investment Operations........       1.42         7.87       (5.28)      (3.96)       3.13         6.23

Dividends and  Distributions
 Dividends from Net Investment Income.......       -            (.20)       (.17)       (.14)       (.14)        (.15)
 Distributions from Realized Gains..........       -            -           -           (.24)      (3.46)       (1.44)
 Dividends in Excess of Net
    Investment Income.......................       -            -           -           -(4)        -            -
  Return of Capital.........................       -            (.01)       (.03)       -           -            -
                                                -------      -------    --------     -------    --------      -------
    Total Dividends and Distributions.......       -            (.21)       (.20)       (.38)      (3.60)       (1.59)
                                                -------      -------    --------     -------    --------      -------

Net Asset Value, End of Period..............    $ 34.59      $ 33.17    $  25.51     $ 30.99    $  35.33      $ 35.80
                                                =======      =======    ========     =======    ========      =======

Total Return(1).............................       4.28%       30.90%     (17.06)%    (11.17)%      9.33%       20.32%

Ratios/Supplemental Data
  Net Assets, End of Period
    (000,000 omitted).......................     $6,325       $5,978      $4,346       $5,565      $5,707       $3,704
  Ratio of Expenses to Average Net Assets         .92%*         .94%(3)     .94%(3)      .94%(3)     .92%         .93%
  Ratio of Net Investment Income to
    Average Net Assets......................      .70%*         .80%        .61%         .45%        .52%         .24%
  Portfolio Turnover Rate(2)................         1%           8%         19%          20%         22%          21%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly .93% for 2003, 2002, and 2001.

(4)  Less than $0.005 per share.

*    Annualized


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED AMERICAN SHARES, INC.

================================================================================
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D                                       MAY 3, 2004
                                             (INCEPTION OF
                                            CLASS) THROUGH
                                             JUNE 30, 2004
                                              (UNAUDITED)
                                            --------------
Net Asset Value, Beginning of Period......     $ 34.12
                                               -------
Income From Investment Operations
 Net Investment Income....................         .02
 Net Realized and Unrealized Gains........         .46
                                               -------
    Total From Investment Operations......         .48
                                               -------

Net Asset Value, End of Period............     $ 34.60
                                               =======

Total Return(1)...........................       1.41%

Ratios/Supplemental Data
 Net Assets, End of Period
    (000,000 omitted).....................        $325
 Ratio of Expenses to Average Net Assets..       .70%*
 Ratio of Net Investment Income to
    Average Net Assets....................       .93%*
 Portfolio Turnover Rate(2)...............          1%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


*    Annualized


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED SPECIAL SHARES, INC.

================================================================================
The following financial information represents selected data for each share of capital stock outstanding throughout each period:


CLASS S                                      SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2004   --------------------------------------------------------
                                             (UNAUDITED)     2003        2002        2001        2000         1999
                                            -------------   -------     -------     -------      -------     -------
Net Asset Value, Beginning of Period.......    $ 11.70      $  8.61     $ 10.50     $ 13.68      $ 16.17     $ 14.76
                                               -------      -------     -------     -------      -------    --------
Income (Loss) From Investment Operations
  Net Investment Income (Loss).............        .01         (.04)       (.04)       (.02)        -           (.09)
  Net Realized and Unrealized
    Gains (Losses).........................        .34         3.60       (1.81)      (1.95)        (.25)       2.47
                                               -------      -------     -------     -------      -------    --------
    Total From Investment Operations.......        .35         3.56       (1.85)      (1.97)        (.25)       2.38

Dividends and Distributions
 Distributions from Realized Gains.........       -           (0.47)      (0.04)      (1.21)       (2.24)       (.97)
 Return of Capital.........................       -            -           -           -            -          -(4)
                                               -------      -------     -------     -------      -------    --------
    Total Dividends and Distributions......       -           (0.47)      (0.04)      (1.21)       (2.24)       (.97)
                                               -------      -------     -------     -------      -------    --------

Net Asset Value, End of Period.............    $ 12.05      $ 11.70     $  8.61     $ 10.50      $ 13.68     $ 16.17
                                               =======      =======     =======     =======      =======    ========

Total Return(1)............................      2.99%       41.40%    (17.62)%    (14.41)%      (1.10)%      16.83%

 Net Assets, End of Period (000 omitted)...    $89,528      $95,653     $59,762     $73,092      $95,222    $107,592

 Ratio of Expenses to Average Net Assets...      1.18%*        1.21%      1.17%(3)    1.15%(3)     1.15%       1.17%
 Ratio of Net Investment Income (Loss) to
    Average Net Assets.....................      0.18%*       (.39)%     (.46)%      (.20)%       (.25)%      (.59)%
 Portfolio Turnover Rate(2)................        16%          46%         46%        117%          35%         44%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for 2002 and 2001 would have been 1.21% and 1.18%, respectively.

(4)  Less than $0.005 per share.

*    Annualized

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED SPECIAL SHARES, INC.

================================================================================
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D                                        MAY 3, 2004
                                              (INCEPTION OF
                                              CLASS) THROUGH
                                              JUNE 30, 2004
                                               (UNAUDITED)
                                              --------------
Net Asset Value, Beginning of Period.......        $ 11.97
                                                   -------
Income From Investment Operations
  Net Investment Income....................            -(3)
  Net Realized and Unrealized Gains........            .08
                                                   -------
    Total From Investment Operations.......            .08
                                                   -------

Net Asset Value, End of Period.............        $ 12.05
                                                   =======

Total Return(1)............................          0.67%

 Net Assets, End of Period (000 omitted)...        $12,927
 Ratio of Expenses to Average Net Assets...         0.94%*
 Ratio of Net Investment Income to
    Average Net Assets.....................         0.63%*
 Portfolio Turnover Rate(2)................            16%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

*    Annualized




SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DAILY GOVERNMENT FUND

================================================================================
The following financial information represents selected data for each share of capital stock outstanding throughout each period:



CLASS S                                      SIX MONTHS
                                                ENDED                        YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2004      --------------------------------------------------------
                                             (UNAUDITED)         2003        2002        2001        2000         1999
                                             -----------       -------     -------     -------     -------      -------
Net Asset Value, Beginning of Period.......   $  1.000        $  1.000    $  1.000    $  1.000    $  1.000     $  1.000
                                              --------        --------    --------    --------    --------     --------
Income From Investment Operations
 Net Investment Income.....................       .002            .005        .013        .037        .056         .044

Dividends and Distributions
 Dividends from Net Investment Income......      (.002)          (.005)      (.013)      (.037)      (.056)       (.044)
                                              --------        --------    --------    --------    --------     --------

Net Asset Value, End of Period.............   $  1.000        $  1.000    $  1.000    $  1.000    $  1.000     $  1.000
                                              ========        ========    ========    ========    ========     ========

Total Return(1)............................      0.23%           0.54%       1.32%       3.73%       5.80%        4.48%

Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)..   $108,635        $112,853    $116,187    $112,380    $130,126     $131,342
  Ratio of Expenses to Average Net Assets..      .66%*            .67%        .67%        .66%        .67%         .68%
  Ratio of Net Investment Income
    to Average Net Assets..................      .46%*            .54%       1.30%       3.73%       5.68%        4.44%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

*    Annualized






SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DAILY GOVERNMENT FUND

================================================================================
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D                                         MAY 3, 2004
                                              (INCEPTION OF
                                              CLASS) THROUGH
                                              JUNE 30, 2004
                                               (UNAUDITED)
                                              --------------
Net Asset Value, Beginning of Period........     $ 1.000
                                                 -------
Income From Investment Operations
 Net Investment Income......................        .001

Dividends and Distributions
 Dividends from Net Investment Income.......       (.001)
                                                 -------

Net Asset Value, End of Period..............     $ 1.000
                                                 =======

Total Return(1).............................       0.11%

Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)...      $3,648
  Ratio of Expenses to Average Net Assets...       .44%*
  Ratio of Net Investment Income
    to Average Net Assets...................       .76%*

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

*    Annualized






SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until the age of 75, or until his or her resignation, death or removal.


                                                                                 NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                   POSITION(S)     OFFICE AND                                    FUND COMPLEX    OTHER
NAME AND           HELD WITH       LENGTH OF    PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
AGE                FUND            TIME SERVED  DURING PAST FIVE YEARS           DIRECTOR        HELD BY DIRECTOR
------------------ --------------- ------------ -------------------------------- --------------- ----------------
INDEPENDENT DIRECTORS

WILLIAM P. BARR    Director        director     Executive Vice President and           3         None
(born 5/23/50)                     since 1994   General Counsel, Verizon
                                                (formerly GTE Corporation
                                                before it merged with Bell
                                                Atlantic) since July 1994;
                                                Attorney General of the United
                                                States from August 1991 to
                                                January 1993; Deputy Attorney
                                                General from May 1990 to
                                                August 1991; Assistant
                                                Attorney General from April
                                                1989 to May 1990; Partner with
                                                the law firm of Shaw, Pittman,
                                                Potts & Trowbridge from 1984
                                                to April 1989 and January 1993
                                                to August 1994.

FLOYD A. BROWN     Director        director     Retired staff announcer and            3         None
(born 11/5/30)                     since 1975   program host for WGN Radio and
                                                Television, Chicago, Illinois;
                                                sole proprietor of The Floyd
                                                Brown Co., Elgin, Illinois
                                                (advertising, media production
                                                and mass media marketing).

JEROME E. HASS     Director        director     Professor of Finance and               3         None
(born 6/1/40)                      since 1997   Business Strategy, Johnson
                                                Graduate School of Management,
                                                Cornell University;
                                                Consultant, National Economic
                                                Research Associates; former
                                                Chief of Division of Economic
                                                Research of the Federal Power
                                                Commission and Special
                                                Assistant to James R.
                                                Schlesinger at the Executive
                                                Office of the President of the
                                                United States.

KATHERINE L.       Director        director     Vice President, International          3         None
MACWILLIAMS                        since 1997   Finance, Coors Brewing
(born                                           Company; former Treasurer,
1/19/56)                                        Coors Brewing Company and
                                                Adolph Coors Company; former
                                                Vice President of Capital
                                                Markets for UBS Securities in
                                                New York; former member of the
                                                Board of International Swaps and
                                                Derivatives Association, Inc.


SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                 NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                   POSITION(S)     OFFICE AND                                    FUND COMPLEX    OTHER
NAME AND           HELD WITH       LENGTH OF    PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
AGE                FUND            TIME SERVED  DURING PAST FIVE YEARS           DIRECTOR        HELD BY DIRECTOR
------------------ --------------- ------------ -------------------------------- --------------- ----------------
INDEPENDENT DIRECTORS - CONTINUED

JAMES J. MCMONAGLE Director/       director     Chairman of the Selected Funds         3         None
(born 10/1/44)     Chairman        since 1990   Board of Directors; Of Counsel
                                                to Vorys, Sater, Seymour and
                                                Pease LLP (law firm); Formerly
                                                Senior Vice President and
                                                General Counsel of University
                                                Hospitals Health System, Inc.
                                                and University Hospitals of
                                                Cleveland from 1990 to 2002;
                                                Judge of the Court of Common
                                                Pleas, Cuyahoga County, Ohio,
                                                from 1976 to 1990.

RICHARD O'BRIEN    Director        director     Retired Corporate Economist            3         Director and past
(born 9/12/45)                     since 1996   for Hewlett-Packard Company;                     President, Silicon
                                                former Chairman of the                           Valley Roundtable;
                                                Economic Advisory Council of                     former Director,
                                                the California Chamber of                        National
                                                Commerce.                                        Association of
                                                                                                 Business
                                                                                                 Economists,
                                                                                                 Director, Family
                                                                                                 Services Agency of
                                                                                                 San Francisco.


MARSHA WILLIAMS    Director        director     Executive Vice President and           14        Director of the
(born 3/28/51)                     since 1996   Chief Financial Officer of                       Davis Funds
                                                Equity Office Properties Trust                   (consisting of 11
                                                (a real estate investment                        portfolios);
                                                trust); former Chief                             Director, Modine
                                                Administrative Officer of                        Manufacturing,
                                                Crate & Barrel (home                             Inc.(heat transfer
                                                furnishings retailer); former                    technology);
                                                Vice President and Treasurer,                    Director, Chicago
                                                Amoco Corporation (oil & gas                     Bridge & Iron
                                                company).                                        Company, N.V.
                                                                                                 (industrial
                                                                                                 construction and
                                                                                                 engineering)
INSIDE DIRECTORS*

ANDREW A. DAVIS    Director        director     President or Vice President of         14        Director of the Davis
(born 6/25/63)                     since 1998   each Selected Fund and Davis                     Funds (consisting of
                                                Fund; President, Davis                           11 portfolios).
                                                Selected Advisers, L.P., and
                                                also serves as an executive
                                                officer in certain companies
                                                affiliated with the Adviser.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                 NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN
                   POSITION(S)     OFFICE AND                                    FUND COMPLEX    OTHER
NAME AND           HELD WITH       LENGTH OF    PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
AGE                FUND            TIME SERVED  DURING PAST FIVE YEARS           DIRECTOR        HELD BY DIRECTOR
------------------ --------------- ------------ -------------------------------- --------------- ----------------
  INSIDE DIRECTORS* - CONTINUED

CHRISTOPHER C.     Director        director     Chief Executive Officer,               14        Director of the
DAVIS                              since 1998   President or Vice President of                   Davis Funds
(born 7/13/65)                                  each Selected Fund and Davis                     (consisting of 11
                                                Fund; Chairman and Chief                         portfolios).
                                                Executive Officer, Davis
                                                Selected Advisers, L.P., and
                                                also serves as an executive
                                                officer in certain companies
                                                affiliated with the Adviser,
                                                including sole member of the
                                                Adviser's general partner,
                                                Davis Investments, LLC;
                                                Employee of Shelby Cullom
                                                Davis & Co., a registered
                                                broker/dealer.

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                                    SELECTED
                                      FUNDS
                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================
           DIRECTORS                            OFFICERS
           William P. Barr                      James J. McMonagle
           Floyd A. Brown                          Chairman
           Andrew A. Davis                      Christopher C. Davis
           Christopher C. Davis                    President
           Jerome Hass                          Andrew A. Davis
           James J. McMonagle                      Vice President
           Katherine L. MacWilliams             Kenneth C. Eich
           Richard O'Brien                         Executive Vice President &
           Marsha Williams                         Principal Executive Officer
                                                Sharra L. Reed
                                                   Vice President &
                                                   Chief Compliance Officer
                                                Douglas A. Haines
                                                   Vice President &
                                                   Principal Accounting Officer
                                                Thomas D. Tays
                                                   Vice President
                                                   & Secretary
                                                Arthur Don
                                                   Assistant Secretary




INVESTMENT ADVISER
Davis Selected Advisers, L.P
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 243-1575

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803



================================================================================
FOR MORE INFORMATION ABOUT THE SELECTED FUNDS, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-243-1575. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUNDS' WEBSITE AT WWW.SELECTEDFUNDS.COM. A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-243-1575 OR ON THE FUNDS' WEBSITE AT WWW.SELECTEDFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.
================================================================================

INVESTMENT ADVISER
Davis Selected Advisers, L.P
2949 East Elvira Road, Suite 101
Tucson, AZ 85706


DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, AZ 85706


TRANSFER AGENT AND CUSTODIAN
State Street Bank & Trust Company
c/o Selected Funds
P.O. Box 8243
Boston, MA 02266-8243


LEGAL COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, IL 60603-5083


AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, CO 80202


800-243-1575

www.selectedfunds.com

ITEM 2.  CODE OF ETHICS - Not Applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - Not Applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS - Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS - Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Not Applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PERSONS - Not Applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 11. EXHIBITS

	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  September 9, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  September 9, 2004

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  September 9, 2004